Net Loss Per Share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Anti-dilutive securities
Anti-dilutive securities	2,425,015	1,622,796
Options to purchase common stock
Anti-dilutive securities
Anti-dilutive securities	1,864,739	1,386,811
Restricted stock units
Anti-dilutive securities
Anti-dilutive securities	372,307	235,985
Class A common stock warrants
Anti-dilutive securities
Anti-dilutive securities	187,969